Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure for improvements under construction	€ 222	€ 0